Shareholders' Equity	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure
19.	Shareholders’ Equity
Ordinary Shares
On July 25, 2019, the Company
issued 1,756,295, 1,300,000 and 645,535 ordinary shares to Ballman Inc., JM Elegance Holdings Limited and Richztx Limited, respectively, for settlements of RSUs.
On August 22, 2019, the Company issued 125,000 ordinary shares to Bob Skyline Limited for settlement of RSUs.
Upon completion of the Company’s IPO on December 12, 2019, 37,682,167 Class A ordinary shares and 1,375,934 Class B ordinary shares were issued upon conversion of all redeemable convertible preferred shares. In addition, immediately following the closing of the IPO, the Memorandum and Articles of Association were amended and restated such that the authorized share capital of the Company was reclassified and re-designated
into 1,950,000,000 shares comprising of (i) 1,904,577,337 Class A ordinary shares and (ii) 45,422,663 Class B ordinary shares at par value of US$0.0001 per share. Holders of Class A ordinary shares and Class B ordinary shares have the same rights, except for voting and conversion rights. In respect of all matters subject to a shareholder vote, each Class A ordinary share is entitled to one vote, and each Class B ordinary share is entitled to ten votes, voting together as one class. Each Class B ordinary share is convertible into one Class A ordinary share at any time by the holder thereof. Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.
Upon any sale, transfer, assignment or disposition of Class B ordinary shares by their holder or a change of ultimate beneficial ownership of any Class B ordinary share to any person other than the Company’s founder, Mr. Huazhi Hu, or an affiliate controlled by the Company’s founder, such Class B ordinary shares are automatically and immediately converted into the same number of Class A ordinary shares.
Upon completion of the Company’s IPO, 3,380,505 Class A ordinary shares were issued to certain employees for settlement of RSUs.
On January 16, 2020, the Company issued 170,062 Class A ordinary shares pursuant to the underwriters’ exercise of their over-allotment option to purchase additional ADSs.
As of December 31, 2020, there were 64,634,743 Class A and 44,992,555 Class B ordinary shares outstanding.

Accumulated Other Comprehensive Income

	Foreign currency translation adjustment	Unrealized gains on available-for-sales investments	Total
	RMB	RMB	RMB
Balance as of January 1, 2018	7,126	—	7,126
Other comprehensive income	1,723	—	1,723

Balance as of December 31, 2018	8,849	—	8,849
Other comprehensive income	1,346	—	1,346

Balance as of December 31, 2019	10,195	—	10,195
Other comprehensive (loss)/income	(9,974)	1,729	(8,245)

Balance as of December 31, 2020	221	1,729	1,950

Balance as of December 31, 2020 (US$)	34	265	299